Borrowings and derivative financial instrument - Interest rate changes (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 6,873	R 2,424	R 1,416
Committed undrawn facilities	20,755	16,403	15,749
Uncommitted undrawn facilities	3,274	2,427	2,276
Total undrawn facilities	24,029	18,830	18,025
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	2,185	10,903	685
Between one and two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	0	5,500	9,564
Between two and three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	18,570	0	5,500
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	4,000	0	0
Linked term SOFR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	0	0	0
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 2,873	R 2,424	R 1,416